COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.    COMMITMENTS AND CONTINGENCIES

International Financial Reporting Standards result in a contingent liability consisting of (i) a possible obligation, arising from past events, the existence of which must be confirmed by the occurrence of one or more future events of an uncertain nature, which are not have under the control of the Group or (ii) a present obligation that has not been probable or whose amount cannot be measured or estimated with sufficient reliability.

The provisions recorded are detailed below:

	12/31/2020	12/31/2019	12/31/2018
Legal issues	32,557	44,993	64,226
Labor lawsuits	29,552	38,151	35,929
Tax	113,303	106,029	27,759
Unused Balances Credit Cards	206,812	—	—
Deceased ANSES	225,387	—	—
Judicial Deposits	22,303	21,465	20,553
Eventual commitments	8,634	499	2,505
Restructuring Provision	—	680,703	—
Others	42,544	29,856	31,052
Total	681,092	921,696	182,024